Convertible Debt and Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Fair Value Derivative Liability

Significant assumptions utilized in the determination of the fair value of derivative liabilities utilizing a Monte Carlo valuation model were as follows:

September 30, 2024
Dividend Rate	-
Term	0.13
Volatility	90%
Risk-free rate	5.0%

The fair value of the derivative liability of Notes I, Note II and Note III was estimated using the Monte Carlo Valuation model at issuance and each reporting period with the following assumptions:

	NOTE III	NOTES I, II & III	NOTES I, II & III
	March 1, 2023 (Issuance)	December 31, 2023	December 31, 2024
Dividend Rate	-	-	-
Term	0.25	0.25	0.13
Volatility	90%	90%	90%
Risk-free rate	N/A	4.70%	5.00%
Probability of IPO	60%	60%	60%

Schedule of Derivative Liability

A summary of activity of the derivative liability pertaining to the Notes is presented below:

Derivative Liability
Balance at December 31, 2022	$710,599
Fair value at issuance March 1, 2023	55,604
Fair value adjustment on date of amendment, net	887,946
Fair value change	(148,751)
Balance at December 31, 2023	$1,505,398
Fair value change	53,257
Extinguishment of derivative liability - Note II	(1,359,362)
Fair value at issuance on April 29, 2024 - Senior Secured Note	407,494
Repayment of derivative liability	(606,787)
Balance at December 31, 2024	$-